COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	Mar. 06, 2023	Nov. 02, 2021	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Bank guarantees			$ 6,375
Guarantees in favor of lease			$ 525
Damages claimed by Netonomy Ltd		$ 834
Litigation settlement, paid to two founders	$ 260